PHOENIX INVESTMENT PARTNERS

                               SEMIANNUAL REPORT

                                                                    MAY 31, 2001

      ABERDEEN                 >  Phoenix-Aberdeen
                                  International Fund



      DUFF&PHELPS              >  Phoenix-Duff & Phelps Real Estate
                                  Securities Fund



      GOODWIN                  >  Phoenix-Goodwin
                                  Emerging Markets Bond Fund



                               >  Phoenix-Goodwin
                                  Tax-Exempt Bond Fund



      SENECA                   >  Phoenix-Seneca
                                  Tax Sensitive
                                  Growth Fund

PHOENIX
INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

Dear Shareholder:

   We are pleased to provide this financial summary for the six months ended May 31, 2001 for the Phoenix-Aberdeen International Fund, Phoenix-Duff & Phelps Real Estate Securities Fund, Phoenix-Goodwin Emerging Markets Bond Fund, Phoenix-Goodwin Tax-Exempt Bond Fund, and Phoenix-Seneca Tax Sensitive Growth Fund. If you have any questions, please contact your financial advisor or a Phoenix Mutual Fund Services representative at 1-800-243-1574.

   Phoenix Investment Partners' Web site gets a new look this month. Go to WWW.PHOENIXINVESTMENTS.COM for a preview, then click on "Individual Investors" for mutual fund prices and performance information and to access the Investor Center where you can make purchases and exchanges, view your account history, order duplicate statements, and print customer service forms. Look for a makeover of the entire site soon.

Sincerely,

/S/Philip R. McLoughlin

Philip R. McLoughlin

MAY 31, 2001


Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

TABLE OF CONTENTS

Phoenix-Aberdeen International Fund ......................................... 3
Phoenix-Duff & Phelps Real Estate Securities Fund ...........................11
Phoenix-Goodwin Emerging Markets Bond Fund ..................................16
Phoenix-Goodwin Tax-Exempt Bond Fund ........................................22
Phoenix-Seneca Tax Sensitive Growth Fund ....................................28
Notes to Financial Statements ...............................................33

PHOENIX-ABERDEEN INTERNATIONAL FUND

                           INVESTMENTS AT MAY 31, 2001
                                   (UNAUDITED)

                                                       SHARES          VALUE
                                                      ---------    -------------


FOREIGN COMMON STOCKS--91.5%

AUSTRALIA--1.2%
QBE Insurance Group Ltd. (Insurance
(Property-Casualty)) ...........................        270,000    $  1,463,033

BELGIUM--0.9%
Groupe Bruxelles Lambert SA (Manufacturing
(Diversified)) .................................         19,600       1,068,233

BRAZIL--0.4%
Tele Norte Leste Participacoes SA ADR
(Telecommunications (Long Distance)) ...........         29,000         459,650

CANADA--1.1%
Bombardier, Inc. Class B (Aerospace/Defense) ...         85,000       1,303,565

DENMARK--1.6%
Danske Bank A/S (Banks (Money Center)) .........        121,800       1,924,608

FINLAND--2.5%
Nokia Oyj (Communications Equipment) ...........         57,760       1,673,394
Stora Enso Oyj (Paper & Forest Products) .......        116,800       1,351,371
                                                                   ------------
                                                                      3,024,765
                                                                   ------------
FRANCE--10.4%
Alcatel SA Class A (Communications Equipment) ..         35,900         911,361
Assurances Generales de France (Insurance
(Multi-Line)) ..................................         29,500       1,676,563
Aventis SA (Health Care (Drugs-Major
Pharmaceuticals)) ..............................         28,400       2,108,732
Cap Gemini SA (Services (Data Processing)) .....          5,830         672,552
Club Mediterranee SA (Lodging - Hotels) ........         20,900       1,333,952
Havas Advertising SA (Services
(Advertising/Marketing)) .......................         98,944       1,309,819
L'Oreal SA (Household Products (Non-Durable)) ..         21,100       1,368,179
Orange SA (Telecommunications
(Cellular/Wireless))(b) ........................         61,990         533,317
Pechiney SA Class A (Containers & Packaging
(Paper)) .......................................         29,800       1,614,047
Schneider Electric SA (Electrical Equipment) ...         16,630       1,000,805
                                                                   ------------
                                                                     12,529,327
                                                                   ------------
GERMANY--1.5%
Bayerische Motoren Werke AG (Automobiles) ......         21,500         719,838
Deutsche Bank AG Registered Shares (Banks
(Money Center)) ................................         13,274       1,019,363
                                                                   ------------
                                                                      1,739,201
                                                                   ------------


                                                       SHARES          VALUE
                                                      ---------    -------------

HONG KONG--2.5%
Giordano International Ltd. (Retail
(Specialty-Apparel)) ...........................      2,355,000    $  1,336,044
Swire Pacific Ltd. Class B (Manufacturing
(Diversified)) .................................      2,200,000       1,650,042
                                                                   ------------
                                                                      2,986,086
                                                                   ------------
INDIA--0.6%
Videsh Sanchar Nigam Ltd. ADR
(Telecommunications (Long Distance)) ...........         48,750         720,525

ITALY--2.6%
ENI SPA Oil & Gas (Exploration & Production) ...        243,997       1,571,799
San Paolo - IMI SPA (Banks (Money Center)) .....        116,258       1,575,688
                                                                   ------------
                                                                      3,147,487
                                                                   ------------
JAPAN--16.5%
Chugai Pharmaceutical Co., Ltd. (Health Care
(Diversified)) .................................         80,000       1,289,345
Fuji Photo Film Co., Ltd. (Leisure Time
(Products)) ....................................         32,000       1,349,268
Fujikura Ltd. (Electrical Equipment) ...........        200,000       1,548,561
Honda Motor Co., Ltd. (Automobiles) ............         32,000       1,346,575
Japan Telecom Co., Ltd. (Telecommunications
(Long Distance)) ...............................            660       1,327,554
Kao Corp. (Household Products (Non-Durable)) ...         56,000       1,461,034
Mabuchi Motor Co., Ltd. (Electrical Equipment) .         14,000       1,448,073
Murata Manufacturing Co., Ltd. (Electrical
Equipment) .....................................         15,000       1,194,243
NTT DoCoMo, Inc. (Telecommunications
(Cellular/Wireless)) ...........................             50         959,434
Olympus Optical Co., Ltd. (Health Care (Medical
Products & Supplies)) ..........................         68,000       1,047,298
Rohm Co., Ltd. (Electronics (Semiconductors)) ..          7,700       1,378,379
Shin-Etsu Chemical Co., Ltd. (Chemical
(Specialty)) ...................................         38,000       1,471,133
UFJ Holdings, Inc. (Banks (Money Center))(b) ...            225       1,278,194
Uni-Charm Corp. (Household Products
(Non-Durable)) .................................         34,100       1,300,059
Yamanouchi Pharmaceutical Co., Ltd. (Health Care
(Diversified)) .................................         45,000       1,325,534
                                                                   ------------
                                                                     19,724,684
                                                                   ------------
MEXICO--0.4%
Telefonos de Mexico SA de C.V. ADR Series L
(Telecommunications (Long Distance)) ...........         15,000         517,350


                        See Notes to Financial Statements

Phoenix-Aberdeen International Fund

                                                       SHARES          VALUE
                                                      ---------    -------------

NETHERLANDS--9.3%
Buhrmann NV (Distributors (Food & Health)) .....         40,700    $    646,837
DSM NV (Chemical (Specialty)) ..................         32,400       1,196,277
Gucci Group NV (Textiles (Apparel)) ............         17,600       1,591,754
IHC Caland NV (Oil & Gas (Drilling & Equipment))         29,747       1,466,195
Koninklijke (Royal) Philips Electronics NV
(Electronics (Component Distributors)) .........         54,960       1,506,558
KPNQwest NV (Telephone)(b) .....................         31,800         356,334
Royal Dutch Petroleum Co. Oil & Gas
(Exploration & Production) .....................         37,286       2,265,073
TNT Post Group NV (Air Freight) ................         74,900       1,667,788
United Pan-Europe Communications NV Class A
(Broadcasting (Television, Radio & Cable))(b) ..         98,973         469,790
                                                                   ------------
                                                                     11,166,606
                                                                   ------------
POLAND--0.2%
Telekomunikacja Polska SA GDR
(Telecommunications (Long Distance)) ...........         49,600         255,440

SINGAPORE--1.3%
Oversea-Chinese Banking Corp. Ltd. (Banks (Major
Regional)) .....................................        164,000         988,274
Singapore Airlines Ltd. (Airlines) .............         80,000         566,118
                                                                   ------------
                                                                      1,554,392
                                                                   ------------
SOUTH AFRICA--0.1%
MIH Ltd. (Broadcasting (Television, Radio &
Cable))(b) .....................................          8,500         109,990

SOUTH KOREA--0.5%
Korea Telecom Corp. ADR (Telecommunications
(Long Distance)) ...............................         24,100         561,530

SPAIN--6.0%
Altadis SA (Tobacco) ...........................        161,300       2,005,688
Grupo Dragados SA (Engineering & Construction) .         90,300       1,132,022
Telefonica SA (Telecommunications (Long
Distance))(b) ..................................        154,605       2,276,263
Terra Networks SA (Computers (Networking))(b) ..         37,900         293,940
Union Electrica Fenosa, SA (Electric Companies)          82,805       1,480,942
                                                                   ------------
                                                                      7,188,855
                                                                   ------------
SWEDEN--4.3%
Assa Abloy AB Class B (Machinery (Diversified))          88,620       1,349,925
Skandia Forsakrings AB (Insurance (Life/Health))        160,000       1,694,177
Svenska Handelsbanken AB Class A (Banks
(Money Center)) ................................        147,900       2,060,598
                                                                   ------------
                                                                      5,104,700
                                                                   ------------



                                                       SHARES          VALUE
                                                      ---------    -------------

SWITZERLAND--6.6%
Adecco SA Registered Shares (Services
(Employment)) ..................................         22,000    $  1,250,815
Credit Suisse Group Registered Shares (Banks
(Money Center)) ................................          9,427       1,707,761
Nestle SA Registered Shares (Foods) ............            605       1,252,471
Swiss Re Registered Shares (Insurance
(Property-Casualty)) ...........................          1,100       2,133,744
Zurich Financial Services AG (Insurance
(Multi-Line)) ..................................          4,800       1,610,675
                                                                   ------------
                                                                      7,955,466
                                                                   ------------
UNITED KINGDOM--21.0%
3i Group PLC (Investment Banking/Brokerage) ....         75,000       1,294,536
AstraZeneca PLC (Health Care (Drugs-Major
Pharmaceuticals)) ..............................         29,000       1,369,829
Barclays PLC (Banks (Money Center)) ............         41,000       1,231,887
BP PLC Oil & Gas (Exploration & Production) ....        355,200       3,138,629
CGNU PLC (Insurance (Multi-Line)) ..............         90,000       1,181,384
CMG PLC (Computers (Software & Services)) ......        148,850         908,407
FirstGroup PLC (Services (Commercial &
Consumer)) .....................................        165,000         747,155
GlaxoSmithKline PLC (Health Care (Drugs-Major
Pharmaceuticals)) ..............................         46,000       1,249,460
HSBC Holdings PLC (Financial (Diversified)) ....        199,000       2,482,129
Logica PLC (Computers (Software & Services)) ...         76,000         955,506
Manchester United PLC (Entertainment) ..........        182,860         427,979
Marconi PLC (Electronics (Component
Distributors)) .................................        180,000         903,938
Reuters Group PLC (Publishing) .................         90,000       1,259,376
Royal Bank of Scotland Group PLC (Banks
(Money Center)) ................................         55,000       1,265,769
Schroders PLC (Investment Management) ..........         50,000         678,344
Serco Group PLC (Services (Commercial &
Consumer)) .....................................        165,000       1,037,227
Shell Transport & Trading Co. PLC Oil & Gas
(Exploration & Production) .....................        141,624       1,228,285
Shire Pharmaceuticals Group PLC (Health Care
(Diversified))(b) ..............................         97,000       1,595,721
Vodafone Group PLC (Telecommunications
(Cellular/Wireless)) ...........................        860,000       2,214,385
                                                                   ------------
                                                                     25,169,946
                                                                   ------------

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $119,480,705)                                       109,675,439
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--91.5%
(IDENTIFIED COST $119,480,705)                                       109,675,439
--------------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Aberdeen International Fund


                                             STANDARD    PAR
                                            & POOR'S    VALUE
                                              RATING     (000)         VALUE
                                            ---------   ------     -------------



SHORT TERM OBLIGATIONS--1.1%

COMMERCIAL PAPER--1.1%
Koch Industries, Inc. 4.07%, 6/1/01 ......  A-1+      $1,295    $   1,295,000

--------------------------------------------------------------------------------
TOTAL SHORT TERM OBLIGATIONS
(IDENTIFIED COST $1,295,000)                                        1,295,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--92.6%
(IDENTIFIED COST $120,775,705)                                    110,970,439(a)
Cash and receivables, less liabilities--7.4%                        8,932,359
                                                                 ------------
NET ASSETS--100.0%                                               $119,902,798
                                                                 ============







(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $7,178,123 and gross depreciation of $17,730,284 for federal income tax purposes. At May 31, 2001, the aggregate cost of securities for federal income tax purposes was $121,522,600.
(b)  Non-income producing.

                        See Notes to Financial Statements

Phoenix-Aberdeen International Fund

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Aerospace/Defense ....................................   1.2%
Air Freight ..........................................   1.5
Airlines .............................................   0.5
Automobiles ..........................................   1.9
Banks (Major Regional) ...............................   0.9
Banks (Money Center) .................................  10.9
Broadcasting (Television, Radio & Cable) .............   0.6
Chemical (Specialty) .................................   2.4
Communications Equipment .............................   2.4
Computer Software & Services .........................   1.7
Computers (Networking) ...............................   0.3
Containers & Packaging (Paper) .......................   1.5
Distributors (Food & Health) .........................   0.6
Electric Companies ...................................   1.4
Electrical Equipment .................................   4.7
Electronics (Component Distributors) .................   2.2
Electronics (Semiconductors) .........................   1.3
Engineering & Construction ...........................   1.0
Entertainment ........................................   0.4
Financial (Diversified) ..............................   2.3
Foods ................................................   1.2
Health Care (Drugs-Major Pharmaceuticals) ............   4.3
Health Care (Medical) Products & Supplies ............   1.0
Health Care - Diversified ............................   3.8
Household Products (Non-Durable) .....................   3.7


Insurance (Life/Health) ..............................   1.6%
Insurance (Multi-Line) ...............................   4.1
Insurance (Property-Casualty) ........................   3.3
Investment Banking/Brokerage .........................   1.2
Investment Management ................................   0.6
Leisure Time Products ................................   1.2
Lodging - Hotels .....................................   1.2
Machinery (Diversified) ..............................   1.2
Manufacturing (Diversified) ..........................   2.5
Oil & Gas (Drilling & Equipment) .....................   1.3
Oil & Gas (Exploration & Production) .................   7.4
Paper & Forest Products ..............................   1.2
Publishing ...........................................   1.2
Retail (Specialty-Apparel) ...........................   1.2
Services (Advertising/Marketing) .....................   1.2
Services (Commercial & Consumer) .....................   1.6
Services (Data Processing) ...........................   0.6
Services (Employment) ................................   1.2
Telecommunications (Cellular/Wireless) ...............   3.4
Telecommunications (Long Distance) ...................   5.5
Telephone ............................................   0.3
Textiles (Apparel) ...................................   1.5
Tobacco ..............................................   1.8
                                                       -----
                                                       100.0%
                                                       =====

                        See Notes to Financial Statements

Phoenix-Aberdeen International Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2001
                                   (UNAUDITED)
ASSETS
Investment securities at value
   (Identified cost $120,775,705)                                 $110,970,439
Cash                                                                     3,307
Foreign currency at value
   (Identified cost $98,185)                                            97,674
Receivables
   Fund shares sold                                                  9,140,238
   Investment securities sold                                          777,327
   Dividends and interest                                              175,344
   Tax reclaim                                                         139,287
Prepaid expenses                                                           146
                                                                  ------------
     Total assets                                                  121,303,762
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                     695,933
   Fund shares repurchased                                             389,703
   Investment advisory fee                                              75,288
   Transfer agent fee                                                   68,253
   Distribution fee                                                     37,426
   Trustees' fee                                                        11,858
   Financial agent fee                                                  10,851
Accrued expenses                                                       111,652
                                                                  ------------
     Total liabilities                                               1,400,964
                                                                  ------------
NET ASSETS                                                        $119,902,798
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $138,289,277
Undistributed net investment loss                                     (838,085)
Accumulated net realized loss                                       (7,728,218)
Net unrealized depreciation                                         (9,820,176)
                                                                  ------------
NET ASSETS                                                        $119,902,798
                                                                  ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $101,567,277)                11,028,005
Net asset value per share                                                $9.21
Offering price per share $9.21/(1-5.75%)                                 $9.77
CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $16,533,223)                  1,913,591
Net asset value and offering price per share                             $8.64
CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,802,298)                     209,702
Net asset value and offering price per share                             $8.59




                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2001
                                   (UNAUDITED)
INVESTMENT INCOME
Dividends                                                         $  1,170,032
Interest                                                                84,835
Foreign taxes withheld                                                (143,754)
                                                                  ------------
     Total investment income                                         1,111,113
                                                                  ------------
EXPENSES
Investment advisory fee                                                483,060
Distribution fee, Class A                                              134,775
Distribution fee, Class B                                               93,523
Distribution fee, Class C                                               11,459
Financial agent fee                                                     69,543
Transfer agent                                                         200,210
Custodian                                                              116,768
Printing                                                                75,296
Registration                                                            26,849
Professional                                                            21,277
Trustees                                                                12,136
Miscellaneous                                                           13,154
                                                                  ------------
     Total expenses                                                  1,258,050
                                                                  ------------
NET INVESTMENT LOSS                                                   (146,937)
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized loss on securities                                     (7,993,372)
Net realized loss
on foreign currency transactions                                       (82,230)
Net change in unrealized appreciation (depreciation) on
   investments                                                      (5,166,008)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                      553
                                                                  ------------
NET LOSS ON INVESTMENTS                                            (13,241,057)
                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(13,387,994)
                                                                  ============


                        See Notes to Financial Statements

Phoenix-Aberdeen International Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                               Six Months
                                                                                                  Ended
                                                                                                 5/31/01      Year Ended
                                                                                               (Unaudited)     11/30/00
                                                                                               -----------    -----------
FROM OPERATIONS
   Net investment income (loss)                                                               $   (146,937)  $   (511,468)
   Net realized gain (loss)                                                                     (8,075,602)    14,740,362
   Net change in unrealized appreciation (depreciation)                                         (5,165,455)   (30,630,330)
                                                                                              ------------   ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 (13,387,994)   (16,401,436)
                                                                                              ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                       --     (1,198,831)
   Net investment income, Class B                                                                       --       (100,608)
   Net investment income, Class C                                                                       --        (10,133)
   Net realized gains, Class A                                                                  (9,951,440)   (24,713,515)
   Net realized gains, Class B                                                                  (1,874,264)    (3,978,804)
   Net realized gains, Class C                                                                    (191,208)      (252,267)
                                                                                              ------------   ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (12,016,912)   (30,254,158)
                                                                                              ------------   ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (17,826,582 and 18,272,743 shares, respectively)              179,816,849    244,540,230
   Net asset value of shares issued from reinvestment of distributions
     (914,227 and 1,745,575 shares, respectively)                                                9,453,391     24,106,418
   Cost of shares repurchased (17,830,478 and 19,751,326 shares, respectively)                (182,040,212)  (265,228,647)
                                                                                              ------------   ------------
Total                                                                                            7,230,028      3,418,001
                                                                                              ------------   ------------
CLASS B
   Proceeds from sales of shares (1,019,833 and 2,471,346 shares, respectively)                 10,449,224     31,079,810
   Net asset value of shares issued from reinvestment of distributions
     (163,263 and 261,427 shares, respectively)                                                  1,590,185      3,442,997
   Cost of shares repurchased (1,117,066 and 2,504,064 shares, respectively)                   (11,364,672)   (31,504,651)
                                                                                              ------------   ------------
Total                                                                                              674,737      3,018,156
                                                                                              ------------   ------------
CLASS C
   Proceeds from sales of shares (902,154 and 274,593 shares, respectively)                      8,359,044      3,593,767
   Net asset value of shares issued from reinvestment of distributions
     (50,076 and 16,848 shares, respectively)                                                      433,226        220,882
   Cost of shares repurchased (932,200 and 179,409 shares, respectively)                        (8,567,768)    (2,263,303)
                                                                                              ------------   ------------
Total                                                                                              224,502      1,551,346
                                                                                              ------------   ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                     8,129,267      7,987,503
                                                                                              ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (17,275,639)   (38,668,091)

NET ASSETS
   Beginning of period                                                                         137,178,437    175,846,528
                                                                                              ------------   ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) AND DISTRIBUTIONS IN
     EXCESS OF NET INVESTMENT INCOME OF ($838,085) AND ($691,148), RESPECTIVELY]              $119,902,798   $137,178,437
                                                                                              ============   ============


                        See Notes to Financial Statements

Phoenix-Aberdeen International Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                    --------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                      YEAR ENDED NOVEMBER 30
                                                      5/31/01     ------------------------------------------------------
                                                    (UNAUDITED)    2000        1999        1998         1997        1996

Net asset value, beginning of period                 $11.39       $15.33      $15.98      $13.89      $14.48      $12.20
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                    (0.01)       (0.03)       0.04        0.06        0.03        0.04
   Net realized and unrealized gain (loss)            (1.16)       (1.35)       2.49        3.27        1.01        2.28
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                 (1.17)       (1.38)       2.53        3.33        1.04        2.32
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --        (0.13)      (0.07)         --       (0.29)         --
   Dividends from net realized gains                  (1.01)       (2.43)      (3.11)      (1.24)      (1.34)      (0.04)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (1.01)       (2.56)      (3.18)      (1.24)      (1.63)      (0.04)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                             (2.18)       (3.94)      (0.65)       2.09       (0.59)       2.28
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 9.21       $11.39      $15.33      $15.98      $13.89      $14.48
                                                     ======       ======      ======      ======      ======      ======

Total return(2)                                      (11.24)%(4)  (11.96)%     19.22%      26.17%       8.21%      19.03%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)           $101,567     $115,219    $151,016    $171,463    $131,338    $135,524
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.83 %(3)    1.65 %      1.53%       1.37%       1.56%       1.57%
   Net investment income (loss)                       (0.11)%(3)   (0.18)%      0.27%       0.40%       0.22%       0.33%
Portfolio turnover                                       41 %(4)      86 %        77%        104%        167%        151%


                                                                                 CLASS B
                                                    --------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                      YEAR ENDED NOVEMBER 30
                                                      5/31/01     ------------------------------------------------------
                                                    (UNAUDITED)    2000        1999        1998         1997        1996

Net asset value, beginning of period                 $10.78       $14.64      $15.44      $13.56      $14.22      $12.07
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                    (0.04)       (0.13)      (0.07)      (0.05)      (0.08)      (0.05)
   Net realized and unrealized gain (loss)            (1.09)       (1.27)       2.40        3.17        1.00        2.24
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                 (1.13)       (1.40)       2.33        3.12        0.92        2.19
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --        (0.03)      (0.02)         --       (0.24)         --
   Dividends from net realized gains                  (1.01)       (2.43)      (3.11)      (1.24)      (1.34)      (0.04)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (1.01)       (2.46)      (3.13)      (1.24)      (1.58)      (0.04)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                             (2.14)       (3.86)      (0.80)       1.88       (0.66)       2.15
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 8.64       $10.78      $14.64      $15.44      $13.56      $14.22
                                                     ======       ======      ======      ======      ======      ======
Total return(2)                                      (11.54)%(4)  (12.67)%     18.45 %     25.17 %      7.37 %     18.16 %
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $16,533      $19,922     $23,694     $17,315     $10,159      $6,955
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.58 %(3)    2.40 %      2.29 %      2.11 %      2.31 %      2.31 %
   Net investment income (loss)                       (0.86)%(3)   (0.93)%     (0.51)%     (0.34)%     (0.55)%     (0.39)%
Portfolio turnover                                       41 %(4)      86 %        77 %       104 %       167 %       151 %

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

Phoenix-Aberdeen International Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                         CLASS C
                                             -----------------------------------
                                             SIX MONTHS                  FROM
                                             ENDED YEAR     YEAR      INCEPTION
                                              5/31/01       ENDED     3/30/99 TO
                                            (UNAUDITED)    11/30/00    11/30/99

Net asset value, beginning of period           $10.74      $14.65       $12.82
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)              (0.04)      (0.13)       (0.08)
   Net realized and unrealized gain (loss)      (1.10)      (1.26)        1.93
                                               ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS           (1.14)      (1.39)        1.85
                                               ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income            --       (0.09)       (0.02)
   Dividends from net realized gains            (1.01)      (2.43)          --
                                               ------      ------       ------
     TOTAL DISTRIBUTIONS                        (1.01)      (2.52)       (0.02)
                                               ------      ------       ------
Change in net asset value                       (2.15)      (3.91)        1.83
                                               ------      ------       ------
NET ASSET VALUE, END OF PERIOD                 $ 8.59      $10.74       $14.65
                                               ======      ======       ======
Total return(2)                                (11.68)%(4) (12.63)%      14.41 %(4)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $1,802      $2,037       $1,137
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            2.58 %(3)   2.40 %       2.30 %(3)
   Net investment income (loss)                 (0.79)%(3)  (0.90)%      (0.85)%(3)
Portfolio turnover                                 41 %(4)     86 %         77 %


(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.


                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES FUND

                           INVESTMENTS AT MAY 31, 2001
                                   (UNAUDITED)

                                                       SHARES          VALUE
                                                      ---------    -------------


COMMON STOCKS--95.2%

REAL ESTATE INVESTMENT TRUSTS--91.7%

DIVERSIFIED--6.8%
Vornado Realty Trust ...........................         60,000    $ 2,250,000
                                                                   -----------

INDUSTRIAL/OFFICE--46.2%

INDUSTRIAL--13.2%
CenterPoint Properties Corp. ...................         38,330      1,839,840
First Industrial Realty Trust, Inc. ............         44,000      1,375,000
ProLogis Trust .................................         53,000      1,134,200
                                                                   -----------
                                                                     4,349,040
                                                                   -----------

MIXED--9.0%
Duke-Weeks Realty Corp. ........................         64,474      1,506,113
Reckson Associates Realty Corp. ................         67,000      1,453,900
                                                                   -----------
                                                                     2,960,013
                                                                   -----------

OFFICE--24.0%
Alexandria Real Estate Equities, Inc. ..........         30,000      1,092,300
Boston Properties, Inc. ........................         60,000      2,392,800
Equity Office Properties Trust .................         48,000      1,396,800
SL Green Realty Corp. ..........................         32,000        904,000
Spieker Properties, Inc. .......................         38,000      2,158,400
                                                                   -----------
                                                                     7,944,300
                                                                   -----------
--------------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                             15,253,353
--------------------------------------------------------------------------------


RESIDENTIAL--26.3%
APARTMENTS--26.3%
Apartment Investment & Management Co. Class A ..         41,000      1,880,670
Archstone Communities Trust ....................         14,500        363,080
Avalonbay Communities, Inc. ....................         40,700      1,885,631
Equity Residential Properties Trust ............         18,500        992,525
Essex Property Trust, Inc. .....................         37,000      1,737,150
Smith (Charles E.) Residential Realty, Inc. ....         33,000      1,595,550
Summit Properties, Inc. ........................         10,000        245,000
                                                                   -----------
                                                                     8,699,606
                                                                   -----------



                                                       SHARES          VALUE
                                                      ---------    -------------

RETAIL--12.4%
REGIONAL MALLS--4.1%
CBL & Associates Properties, Inc. ..............         30,000    $   858,000
General Growth Properties, Inc. ................         13,000        490,360
                                                                   -----------
                                                                     1,348,360
                                                                   -----------

SHOPPING CENTERS--8.3%
Chelsea Property Group, Inc. ...................         23,000      1,000,500
Kimco Realty Corp. .............................         17,400        743,502
Pan Pacific Retail Properties, Inc. ............         15,000        349,500
Weingarten Realty Investors ....................         15,000        657,900
                                                                   -----------
                                                                     2,751,402
                                                                   -----------
--------------------------------------------------------------------------------
TOTAL RETAIL                                                         4,099,762
--------------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $25,411,095)                                       30,302,721
--------------------------------------------------------------------------------

REAL ESTATE OPERATING COMPANIES--3.5%

DIVERSIFIED--0.0%
Vornado Operating, Inc.(b) .....................          4,075         10,391


LODGING/RESORTS--3.5%
Starwood Hotels & Resorts Worldwide, Inc. ......         30,000      1,134,900

--------------------------------------------------------------------------------
TOTAL REAL ESTATE OPERATING COMPANIES
(IDENTIFIED COST $910,663)                                           1,145,291
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $26,321,757)                                       31,448,012
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--95.2%
(IDENTIFIED COST $26,321,757)                                       31,448,012
--------------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Duff & Phelps Real Estate Securities Fund

                                             STANDARD    PAR
                                            & POOR'S    VALUE
                                              RATING     (000)         VALUE
                                            ---------   ------     -------------

SHORT TERM OBLIGATIONS--4.9%

COMMERCIAL PAPER--4.9%
Marsh USA, Inc. 4.18%, 6/1/01                      A-1+    $785   $   785,000
Preferred Receivables Funding Corp.
4.08%, 6/8/01                                      A-1      845       844,330

------------------------------------------------------------------------------
TOTAL SHORT TERM OBLIGATIONS
(IDENTIFIED COST $1,629,330)                                        1,629,330
------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $27,951,087)                                      33,077,342(a)
Cash and receivables, less liabilities--(0.1%)                        (38,686)
                                                                  -----------
NET ASSETS--100.0%                                                $33,038,656
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,347,007 and gross depreciation of $220,752 for federal income tax purposes. At May 31, 2001, the aggregate cost of securities for federal income tax purposes was $27,951,087.
(b)  Non-income producing.

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Real Estate Securities Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2001
                                   (UNAUDITED)
ASSETS
Investment securities at value
   (Identified cost $27,951,087)                                  $33,077,342
Cash                                                                    3,658
Receivables
   Fund shares sold                                                    23,456
   Dividends                                                           18,675
   Receivable from adviser                                              5,638
Prepaid expenses                                                          119
                                                                  -----------
     Total assets                                                  33,128,888
                                                                  -----------
LIABILITIES
Payables
   Fund shares repurchased                                             16,702
   Distribution fee                                                    14,834
   Trustees' fee                                                       11,858
   Transfer agent fee                                                   8,068
   Financial agent fee                                                  5,151
Accrued expenses                                                       33,619
                                                                  -----------
     Total liabilities                                                 90,232
                                                                  -----------
NET ASSETS                                                        $33,038,656
                                                                  ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $28,457,327
Undistributed net investment income                                   340,610
Accumulated net realized loss                                        (885,536)
Net unrealized appreciation                                         5,126,255
                                                                  -----------
NET ASSETS                                                        $33,038,656
                                                                  ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $20,712,611)                 1,411,045
Net asset value and offering price per share                           $14.68
Offering price per share $14.68/(1-5.75%)                              $15.58
CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $12,326,045)                   847,045
Net asset value and offering price per share                           $14.55




                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2001
                                   (UNAUDITED)
INVESTMENT INCOME
Dividends                                                         $  947,254
Interest                                                              33,196
                                                                  ----------
     Total investment income                                         980,450
                                                                  ----------
EXPENSES
Investment advisory fee                                              124,716
Distribution fee, Class A                                             25,340
Distribution fee, Class B                                             64,929
Financial agent fee                                                   31,429
Transfer agent                                                        35,254
Printing                                                              20,522
Registration                                                          17,872
Professional                                                          15,261
Trustees                                                              12,137
Custodian                                                              3,939
Miscellaneous                                                          5,265
                                                                  ----------
     Total expenses                                                  356,664
     Less expenses borne by investment adviser                       (91,793)
                                                                  ----------
     Net expenses                                                    264,871
                                                                  ----------
NET INVESTMENT INCOME                                                715,579
                                                                  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      574,307
Net change in unrealized appreciation (depreciation) on
   investments                                                       (33,634)
                                                                  ----------
NET GAIN ON INVESTMENTS                                              540,673
                                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $1,256,252
                                                                  ==========


                        See Notes to Financial Statements

Phoenix-Duff & Phelps Real Estate Securities Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                              Six Months
                                                                                                 Ended
                                                                                                5/31/01     Year Ended
                                                                                              (Unaudited)    11/30/00
                                                                                              -----------  -------------
FROM OPERATIONS
   Net investment income (loss)                                                              $   715,579   $  1,223,456
   Net realized gain (loss)                                                                      574,307        499,934
   Net change in unrealized appreciation (depreciation)                                          (33,634)     7,460,596
                                                                                             -----------    -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 1,256,252      9,183,986
                                                                                             -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                               (446,364)      (712,002)
   Net investment income, Class B                                                               (256,784)      (423,026)
                                                                                             -----------    -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                    (703,148)    (1,135,028)
                                                                                             -----------    -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (295,040 and 293,359 shares, respectively)                    4,337,164      3,851,873
   Net asset value of shares issued from reinvestment of distributions
     (26,608 and 55,989 shares, respectively)                                                    389,366        652,395
   Cost of shares repurchased (450,600 and 340,442 shares, respectively)                      (6,563,365)    (4,145,157)
                                                                                             -----------    -----------
Total                                                                                         (1,836,835)       359,111
                                                                                             -----------    -----------
CLASS B
   Proceeds from sales of shares (75,274 and 116,715 shares, respectively)                     1,092,192      1,497,477
   Net asset value of shares issued from reinvestment of distributions
     (14,480 and 29,324 shares, respectively)                                                    211,315        337,898
   Cost of shares repurchased (165,561 and 331,841 shares, respectively)                      (2,372,327)    (4,107,748)
                                                                                             -----------    -----------
Total                                                                                         (1,068,820)    (2,272,373)
                                                                                             -----------    -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (2,905,655)    (1,913,262)
                                                                                             -----------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      (2,352,551)     6,135,696

NET ASSETS
   Beginning of period                                                                        35,391,207     29,255,511
                                                                                             -----------    -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF
     $340,610 AND $328,179, RESPECTIVELY]                                                    $33,038,656    $35,391,207
                                                                                             ===========    ===========


                        See Notes to Financial Statements

Phoenix-Duff & Phelps Real Estate Securities Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                 -----------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                      YEAR ENDED NOVEMBER 30
                                                   5/31/01      --------------------------------------------------------
                                                 (UNAUDITED)       2000        1999        1998         1997        1996

Net asset value, beginning of period                 $14.42       $11.11      $12.25      $16.39      $13.14      $10.72
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.33(2)      0.53        0.51(2)     0.55(2)     0.49(2)     0.53
   Net realized and unrealized gain (loss)             0.26         3.26       (1.07)      (3.18)       3.52        2.50
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.59         3.79       (0.56)      (2.63)       4.01        3.03
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.33)       (0.48)      (0.58)      (0.44)      (0.51)      (0.59)
   Dividends from net realized gains                     --           --          --       (1.07)      (0.25)      (0.02)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (0.33)       (0.48)      (0.58)      (1.51)      (0.76)      (0.61)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                              0.26         3.31       (1.14)      (4.14)       3.25        2.42
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $14.68       $14.42      $11.11      $12.25      $16.39      $13.14
                                                     ======       ======      ======      ======      ======      ======
Total return(1)                                        4.12%(4)    35.14%      (4.69)%    (17.42)%     31.44%      29.20%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $20,713      $22,207     $17,014     $24,686     $36,336     $22,872
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                               1.30%(3)     1.30%       1.30 %      1.31 %      1.30%       1.30%
   Net investment income (loss)                        4.57%(3)     4.14%       4.30 %      3.79 %      3.34%       4.55%
Portfolio turnover                                        6%(4)       17%         22 %        11 %        54%         24%


                                                                                 CLASS B
                                                 -----------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                      YEAR ENDED NOVEMBER 30
                                                   5/31/01      --------------------------------------------------------
                                                 (UNAUDITED)       2000        1999        1998         1997        1996
Net asset value, beginning of period                 $14.29       $11.04      $12.19      $16.32      $13.10      $10.68
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.28(2)      0.42        0.42(2)     0.43(2)     0.38(2)     0.46
   Net realized and unrealized gain (loss)             0.26         3.24       (1.06)      (3.15)       3.50        2.47
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.54         3.66       (0.64)      (2.72)       3.88        2.93
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.28)       (0.41)      (0.51)      (0.34)      (0.41)      (0.49)
   Dividends from net realized gains                     --           --          --       (1.07)      (0.25)      (0.02)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (0.28)       (0.41)      (0.51)      (1.41)      (0.66)      (0.51)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                              0.26         3.25       (1.15)      (4.13)       3.22        2.42
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $14.55       $14.29      $11.04      $12.19      $16.32      $13.10
                                                     ======       ======      ======      ======      ======      ======
Total return(1)                                        3.76%(4)    34.05%      (5.38)%    (18.01)%     30.44%      28.25%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $12,326      $13,184     $12,241     $18,237     $23,091      $8,259
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(6)                               2.05%(3)     2.05%       2.05 %      2.06 %      2.05%       2.05%
   Net investment income (loss)                        3.88%(3)     3.44%       3.54 %      3.07 %      2.55%       3.95%
Portfolio turnover                                        6%(4)       17%         22 %        11 %        54%         24%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.85%, 1.79%, 1.75%, 1.52%, 1.54% and 1.88% for the periods ended May 31, 2001 and
    November 30, 2000, 1999, 1998, 1997 and 1996, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.60%, 2.54%, 2.50%, 2.27%, 2.29% and 2.63% for the periods ended May 31, 2001 and
    November 30, 2000, 1999, 1998, 1997 and 1996, respectively.

                        See Notes to Financial Statements

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND

                           INVESTMENTS AT MAY 31, 2001
                                   (UNAUDITED)

                                                          PAR
                                            MOODY'S      VALUE
                                             RATING      (000)       VALUE
                                            -------      ------   -----------



FOREIGN GOVERNMENT SECURITIES--81.9%

ARGENTINA--14.9%
Republic of Argentina Bearer FRB
5.563%, 3/31/05(b) ...........................    B    $  3,840   $  3,352,320

Republic of Argentina Bocon Pro1 M1, PIK
Interest Capitalization 2.905%, 4/1/07(b)(e)(j)   B       9,167      6,454,694

Republic of Argentina 12.375%, 2/21/12(j) ....    B       3,000      2,422,500

Republic of Argentina 11.75%, 6/15/15 ........    B         500        393,750

Republic of Argentina BGL5
11.375%, 1/30/17 .............................    B       1,500      1,185,000
                                                                  ------------
                                                                    13,808,264
                                                                  ------------
BRAZIL--17.1%
Republic of Brazil C Bond PIK Interest
Capitalization, 8%, 4/15/14 ..................    B       9,482      6,995,811

Republic of Brazil 11%, 8/17/40(j) ...........    B      12,000      8,886,000
                                                                  ------------
                                                                    15,881,811
                                                                  ------------
BULGARIA--3.0%
Republic of Bulgaria IAB PDI
6.313%, 7/28/11(b) ...........................    B       2,000      1,536,800

Republic of Bulgaria FLIRB Series A
3%, 7/28/12 ..................................    B       1,106        868,910

Republic of Bulgaria FLIRB Series B
3.50%, 7/28/12(b) ............................    B         508        398,825
                                                                  ------------
                                                                     2,804,535
                                                                  ------------
COLOMBIA--0.7%
Republic of Colombia 8.375%, 2/15/27 .........    B       1,000        677,500

ECUADOR--3.7%
Republic of Ecuador 12%, 11/15/12 ............  Caa       3,000      2,062,500

Republic of Ecuador 4%, 8/15/30(b) ...........  Caa       1,336        547,760

Republic of Ecuador 4%, 8/15/30(b) ...........  Caa       2,000        815,000
                                                                  ------------
                                                                     3,425,260
                                                                  ------------
IVORY COAST--2.0%
Ivory Coast PDI 2%, 3/29/18(b)(h)(i) .........   NR       12,275     1,841,250

MEXICO--4.8%
Mexican Bonos 14%, 1/22/04(g) ................   NR       40,048     4,460,920



                                                          PAR
                                            MOODY'S      VALUE
                                             RATING      (000)       VALUE
                                            -------      ------   -----------

NIGERIA--0.8%
Nigeria Promissory Notes Series RC
5.092%, 1/5/10 ...............................   NR      $1,124   $    739,911

PAKISTAN--1.7%
Islamic Republic of Pakistan RegS
10%, 12/13/05 ................................  Caa       2,000      1,535,000

PANAMA--0.5%
Republic of Panama 8.875%, 9/30/27 ...........   Ba         500        450,000

PERU--1.2%
Republic of Peru FLIRB 4%, 3/7/17(b)(j) ......   Ba         900        502,311

Republic of Peru PDI 4.50%, 3/7/17(b) ........   Ba       1,000        627,500
                                                                  ------------
                                                                     1,129,811
                                                                  ------------
PHILIPPINES--2.9%
Republic of Philippines 10.625%, 3/16/25(j) ..   Ba       3,000      2,707,500

RUSSIA--20.0%
Russian Federation RegS 5%, 3/31/30 ..........    B       3,000      1,316,250

Russian Ministry of Finance RegS
3%, 5/14/03 ..................................  Caa       4,000      3,095,400

Russian Ministry of Finance Series IV
3%, 5/14/03 ..................................  Caa       6,600      5,098,500

Russian Ministry of  Finance Series V
3%, 5/14/05 ..................................  Caa       2,000        937,500

Russian Ministry of Finance Series IV
3%, 5/14/06 ..................................    B       14,000     8,050,000
                                                                  ------------
                                                                    18,497,650
                                                                  ------------
TURKEY--4.8%
Republic of Turkey 12.375%, 6/15/09(f) .......    B       1,000        917,500

Republic of Turkey 11.875%, 1/15/30 ..........    B       3,000      2,527,500

Turkey T-Bill 0%, 10/10/01(f) ................   NR   1,500,000      1,005,768
                                                                  ------------
                                                                     4,450,768
                                                                  ------------
UKRAINE--1.9%
Government of Ukraine 11%, 3/15/07 ...........   NR       2,425      1,794,500

VENEZUELA--1.9%
Banco Central Venezuela NMB-A
7.5%, 12/18/05 ...............................    B       2,058      1,726,911

--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $75,605,213)                                       75,931,591
--------------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Goodwin Emerging Markets Bond Fund

                                                          PAR
                                            MOODY'S      VALUE
                                             RATING      (000)       VALUE
                                            -------      ------   -----------

FOREIGN CORPORATE BONDS--3.5%

ARGENTINA--3.1%
Alto Palermo SA 144A 14.875%, 4/7/05
Financial (Diverisfied))(c) ..................   NR      $1,000   $   795,000

Imasac SA 144A 11%, 5/2/05
(Publishing (Newspapers))(c) .................    B         580       321,900

Multicanal SA 13.125%, 4/15/09
(Industrial) .................................    B       2,650     1,775,500
                                                                  -----------
                                                                    2,892,400
                                                                  -----------
RUSSIA--0.4%
Metromedia International Group, Inc.
Series B PIK Interest Capitalization
10.50%, 9/30/07 (Telecommunications
(Cellular/Wireless)) .........................   NR         880       396,411

-------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $4,226,767)                                        3,288,811
-------------------------------------------------------------------------------

FOREIGN CREDIT LINKED NOTES--5.3%

BRAZIL--3.1%
UBS AG 144A 11.35%, 5/15/06(c)(d) .............           3,000     2,946,000

ARGENTINA--2.2%
UBS AG 144A 18%, 10/10/01(c)(d) ...............           2,000     2,000,000

-------------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $5,000,000)                                        4,946,000
-------------------------------------------------------------------------------

                                                        SHARES
                                                       --------
FOREIGN COMMON STOCK--8.9%

BRAZIL--0.6%
Unibanco GDR (Banks (Money Center)) ............         20,000       511,000

RUSSIA--5.9%
AO Vimpel Com (Telecommunications
(Cellular/Wireless))(h) ........................         10,000       172,700
Lukoil Holding ADR (Oil (Domestic Integrated)) .         58,775       766,750




                                                       SHARES        VALUE
                                                      ---------   ------------

RUSSIA--CONTINUED
Mosenergo Ru (Electric Companies) ..............      3,280,000   $   135,035
Norilsk Nickel (Metals Mining) .................         30,276       428,258
RAO Unified Energy Systems (Electric Companies)       1,277,000       133,163
Surgutneftegaz ADR (Oil & Gas (Exploration &
Production)) ...................................        127,000     1,793,875
United Heavy Machinery Uralmash-Izhora Group
ADR (Machinery (Diversified))(h) ...............         50,000       192,500
United Heavy Machinery Uralmash-Izhora Group
(Machinery (Diversified))(h) ...................         70,000       269,500
YUKOS Oil Co. (Oil (Domestic Integrated))(h) ...        500,000     1,615,000
                                                                  -----------
                                                                    5,506,781
                                                                  -----------
SOUTH KOREA--0.7%
Korea Electric Power Corp. (Electric Companies)          20,000       211,000
Pohang Iron & Steel Co., Ltd. (Iron & Steel) ...         23,000       468,050
                                                                  -----------
                                                                      679,050
                                                                  -----------
TURKEY--0.4%
Haci Omer Sabanci Holding AS (Conglomerates) ...        250,000       337,500

VENEZUELA--1.3%
Compania Anonima Nacional Telefonos de
Venezuela ADR (Telecommunications
(Long Distance)) ...............................         48,000     1,200,000

-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCK
(IDENTIFIED COST $7,775,596)                                        8,234,331
-------------------------------------------------------------------------------

MUTUAL FUNDS--0.4%

Tracker Fund of Hong Kong ......................        226,000       383,920

-------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $407,568)                                            383,920
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $93,015,145)                                      92,784,653(a)
Cash and receivables, less liabilities--(0.1%)                        (80,394)
                                                                  -----------
NET ASSETS--100.0%                                                $92,704,259
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $2,512,047 and gross depreciation of $3,533,225 for federal income tax purposes. At May 31, 2001, the aggregate cost of securities for federal income tax purposes was $93,805,831.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2001, these securities amounted to a value of $6,062,900 or 6.5% of net assets.
(d) Illiquid.
(e) Par value represents Argentine Pesos.
(f) Par value represents Turkish Liras.
(g) Par value represents Mexican Pesos.
(h) Non-income producing.
(i) Security in default.
(j) All or a portion segregated as collateral for swaps.

                        See Notes to Financial Statements

Phoenix-Goodwin Emerging Markets Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2001
                                   (UNAUDITED)
ASSETS
Investment securities at value
   (Identified cost $93,015,145)                                  $92,784,653
Foreign currency at value
   (Identified cost $3,636,999)                                     3,588,904
Receivables
   Investment securities sold                                       7,060,124
   Dividends and interest                                           2,263,438
   Fund shares sold                                                    75,671
Prepaid expenses                                                          226
                                                                  -----------
     Total assets                                                 105,773,016
                                                                  -----------
LIABILITIES
Custodian                                                             863,123
Net unrealized depreciation on swap agreements                         61,834
Payables
   Investment securities purchased                                 11,728,868
   Fund shares repurchased                                            195,972
   Distribution fee                                                    63,408
   Investment advisory fee                                             57,708
   Transfer agent fee                                                  21,480
   Trustees' fee                                                       11,858
   Financial agent fee                                                  9,071
Accrued expenses                                                       55,435
                                                                  -----------
     Total liabilities                                             13,068,757
                                                                  -----------
NET ASSETS                                                        $92,704,259
                                                                  ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $139,794,012
Undistributed net investment loss                                    (328,622)
Accumulated net realized loss                                     (46,423,898)
Net unrealized depreciation                                          (337,233)
                                                                  -----------
NET ASSETS                                                        $92,704,259
                                                                  ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $35,536,760)                 4,853,664
Net asset value per share                                               $7.32
Offering price per share $7.32/(1-4.75%)                                $7.69
CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $54,561,464)                 7,567,235
Net asset value and offering price per share                            $7.21
CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $2,606,035)                    359,383
Net asset value and offering price per share                            $7.25






                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2001
                                   (UNAUDITED)
INVESTMENT INCOME
Interest                                                          $6,266,136
Dividends                                                            164,816
Foreign taxes withheld                                               (10,007)
                                                                  ----------
     Total investment income                                       6,420,945
                                                                  ----------
EXPENSES
Investment advisory fee                                              347,531
Distribution fee, Class A                                             44,319
Distribution fee, Class B                                            273,279
Distribution fee, Class C                                             12,819
Financial agent fee                                                   55,173
Transfer agent                                                        71,753
Custodian                                                             54,164
Printing                                                              45,410
Professional                                                          17,260
Registration                                                          16,856
Trustees                                                              12,137
Miscellaneous                                                         10,533
                                                                  ----------
     Total expenses                                                  961,234
     Custodian fees paid indirectly                                   (1,096)
                                                                  ----------
     Net expenses                                                    960,138
                                                                  ----------
NET INVESTMENT INCOME                                              5,460,807
                                                                  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (2,722,566)
Net realized loss on options                                      (1,598,163)
Net realized loss on foreign currency transactions                   (97,570)
Net change in unrealized appreciation (depreciation)
   on investments                                                  8,323,403
Net change in unrealized appreciation (depreciation)
   on swap agreements                                                316,212
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                (39,663)
                                                                  ----------
NET GAIN ON INVESTMENTS                                            4,181,653
                                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $9,642,460
                                                                  ==========


                        See Notes to Financial Statements

Phoenix-Goodwin Emerging Markets Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                            Six Months
                                                                                               Ended
                                                                                              5/31/01      Year Ended
                                                                                            (Unaudited)     11/30/00
                                                                                            ------------   ------------
FROM OPERATIONS
   Net investment income (loss)                                                            $   5,460,807   $ 17,534,521
   Net realized gain (loss)                                                                   (4,418,299)      (715,651)
   Net change in unrealized appreciation (depreciation)                                        8,599,952    (10,706,222)
                                                                                            ------------   ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 9,642,460      6,112,648
                                                                                            ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                             (2,264,524)    (5,426,719)
   Net investment income, Class B                                                             (3,286,145)    (7,165,677)
   Net investment income, Class C                                                               (152,939)      (293,427)
                                                                                            ------------   ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (5,703,608)   (12,885,823)
                                                                                            ------------   ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,853,992 and 2,080,243 shares, respectively)               21,420,793     17,151,609
   Net asset value of shares issued from reinvestment of distributions
     (130,179 and 253,285 shares, respectively)                                                  961,974      2,031,781
   Cost of shares repurchased (2,779,173 and 4,814,460 shares, respectively)                 (20,451,033)   (40,264,397)
                                                                                            ------------   ------------
Total                                                                                          1,931,734    (21,081,007)
                                                                                            ------------   ------------
CLASS B
   Proceeds from sales of shares (553,515 and 1,661,538 shares, respectively)                  4,080,822     13,293,525
   Net asset value of shares issued from reinvestment of distributions
     (140,831 and 320,721 shares, respectively)                                                1,024,172      2,538,078
   Cost of shares repurchased (580,262 and 2,223,196 shares, respectively)                    (4,209,704)   (18,055,099)
                                                                                            ------------   ------------
   Total                                                                                         895,290     (2,223,496)
                                                                                            ------------   ------------
CLASS C
   Proceeds from sales of shares (31,978 and 169,557 shares, respectively)                       233,476      1,385,355
   Net asset value of shares issued from reinvestment of distributions
     (6,986 and 11,634 shares, respectively)                                                      51,154         91,969
   Cost of shares repurchased (22,591 and 232,635 shares, respectively)                         (166,774)    (1,891,344)
                                                                                            ------------   ------------
   Total                                                                                         117,856       (414,020)
                                                                                            ------------   ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   2,944,880    (23,718,523)
                                                                                            ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       6,883,732    (30,491,698)

NET ASSETS
   Beginning of period                                                                        85,820,527    116,312,225
                                                                                            ------------   ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) AND DISTRIBUTIONS IN
     EXCESS OF NET INVESTMENT INCOME OF ($328,622) AND ($85,821), RESPECTIVELY]             $ 92,704,259   $ 85,820,527
                                                                                            ============   ============

                        See Notes to Financial Statements

Phoenix-Goodwin Emerging Markets Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                 -----------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                      YEAR ENDED NOVEMBER 30
                                                   5/31/01      --------------------------------------------------------
                                                 (UNAUDITED)      2000        1999        1998         1997        1996

Net asset value, beginning of period                 $ 6.96       $ 7.69      $ 7.20      $12.84      $14.80      $10.18
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.46(2)      1.32(2)     1.23        1.32        1.38(2)     1.26
   Net realized and unrealized gain (loss)             0.37        (1.05)       0.40       (4.22)       0.17        4.56
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.83         0.27        1.63       (2.90)       1.55        5.82
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.47)       (1.00)      (1.14)      (1.00)      (1.28)      (1.20)
   Dividends from net realized gains                     --           --          --       (0.23)      (2.23)         --
   Dividends in excess of net investment income          --           --          --       (1.16)         --          --
   Return of capital                                     --           --          --       (0.35)         --          --
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (0.47)       (1.00)      (1.14)      (2.74)      (3.51)      (1.20)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                              0.36        (0.73)       0.49       (5.64)      (1.96)       4.62
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 7.32       $ 6.96      $ 7.69      $ 7.20      $12.84      $14.80
                                                     ======       ======      ======      ======      ======      ======
Total return(1)                                       11.89%(7)     2.44%      25.63%     (27.20)%     11.91%      60.18%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $35,537      $32,344     $54,849     $41,725     $67,875     $29,661
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.61%(6)(8)  1.50%(5)    1.56%       1.43 %      1.40%       1.50%(3)
   Net investment income                              12.21%(6)    16.47%      17.96%      13.74 %      9.90%      10.41%
Portfolio turnover                                      508%(7)      528%        326%        405 %       614%        378%



                                                                                 CLASS B
                                                 -----------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                      YEAR ENDED NOVEMBER 30
                                                   5/31/01      --------------------------------------------------------
                                                 (UNAUDITED)      2000        1999        1998         1997        1996

Net asset value, beginning of period                 $ 6.86       $ 7.60      $ 7.13      $12.77      $14.78      $10.18
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.42(2)      1.29(2)     1.17        1.23        1.26(2)     1.19
   Net realized and unrealized gain (loss)             0.37        (1.09)       0.40       (4.18)       0.18        4.53
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.79         0.20        1.57       (2.95)       1.44        5.72
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.44)       (0.94)      (1.10)      (0.97)      (1.22)      (1.12)
   Dividends from net realized gains                     --           --          --       (0.23)      (2.23)         --
   Dividends in excess of net investment income          --           --          --       (1.16)         --          --
   Return of capital                                     --           --          --       (0.33)         --          --
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (0.44)       (0.94)      (1.10)      (2.69)      (3.45)      (1.12)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                              0.35        (0.74)       0.47       (5.64)      (2.01)       4.60
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 7.21       $ 6.86      $ 7.60      $ 7.13      $12.77      $14.78
                                                     ======       ======      ======      ======      ======      ======
Total return(1)                                       11.61%(7)     1.60%      24.52%     (27.86)%     11.07%      58.94%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $54,561      $51,112     $58,453     $37,270     $38,673      $9,713
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.36%(6)(8)  2.26%(5)    2.31%       2.20 %      2.15%       2.25%(4)
   Net investment income                              11.52%(6)    16.10%      17.04%      12.98 %      9.14%       9.79%
Portfolio turnover                                      508%(7)      528%        326%        405 %       614%        378%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.02% for the period ended November 30, 1996.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.77% for the period ended November 30, 1996.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.51% for Class A and would not significantly differ for Class B.
(6) Annualized.
(7) Not annualized.
(8) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.


                        See Notes to Financial Statements

Phoenix-Goodwin Emerging Markets Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                     CLASS C
                                                 ---------------------------------------------------
                                                 SIX MONTHS                                 FROM
                                                    ENDED     YEAR ENDED NOVEMBER 30      INCEPTION
                                                   5/31/01    ----------------------      3/26/98 TO
                                                 (UNAUDITED)     2000       1999          11/30/98

Net asset value, beginning of period                 $ 6.89       $ 7.63      $ 7.17       $12.25
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.42(2)      1.25(2)     1.17         0.85(2)
   Net realized and unrealized gain (loss)             0.38        (1.05)       0.39        (5.10)
                                                     ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.80         0.20        1.56        (4.25)
                                                     ------       ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.44)       (0.94)      (1.10)       (0.66)
   Dividends from net realized gains                     --           --          --           --
   Dividends in excess of net investment income          --           --          --           --
   Return of capital                                     --           --          --        (0.17)
                                                     ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                              (0.44)       (0.94)      (1.10)       (0.83)
                                                     ------       ------      ------       ------
Change in net asset value                              0.36        (0.74)       0.46        (5.08)
                                                     ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                       $ 7.25       $ 6.89      $ 7.63       $ 7.17
                                                     ======       ======      ======       ======
Total return(1)                                       11.54%(5)     1.73%      24.40%      (35.33)%(5)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $2,606       $2,365      $3,010       $1,205
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.36%(3)(4)  2.26%(3)    2.31%        2.29 %(4)
   Net investment income                              11.51%(4)    15.99%      16.47%       15.59 %(4)
Portfolio turnover                                      508%(5)      528%        326%         405 %(5)


(1) Maximum sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX-GOODWIN TAX-EXEMPT BOND FUND

                           INVESTMENTS AT MAY 31, 2001
                                   (UNAUDITED)

                                             STANDARD    PAR
                                            & POOR'S    VALUE
                                              RATING     (000)         VALUE
                                            ---------   ------     -------------

MUNICIPAL BONDS--95.9%

ALABAMA--2.2%
Jefferson County Alabama Sewer Revenue
Bonds Series A 5%, 2/1/33 (FGIC Insured) ..     AAA       $2,000  $  1,865,180
                                                                  ------------
ARIZONA--0.7%
Pima County Sewer Revenue 6.75%, 7/1/15
(FGIC Insured) ............................     AAA         540        546,896
                                                                  ------------
ARKANSAS--1.0%
Drew County Public Facilities Board
Series A-2 7.90%, 8/1/11 (FNMA
Collateralized) ...........................     Aaa(b)      164        174,340

Jacksonville Residential Housing Facilities
Board Series A-2 7.90%, 1/1/11
(FNMA Collateralized) .....................     Aaa(b)      277        292,082

Lonoke County Residential Housing Facilities
Board Series A-2 7.90%, 4/1/11
(FNMA Collateralized) .....................     Aaa(b)      272        293,643

Stuttgart Public Facilities Board Series A-2
7.90%, 9/1/11 (FNMA Collateralized) .......     Aaa(b)      108        114,362
                                                                  ------------
                                                                       874,427
                                                                  ------------
CALIFORNIA--14.3%
California State General Obligation
5%, 3/1/17 ................................      A+       2,500      2,430,275

California State Public Works Board Lease
Revenue Series A 5.25%, 6/1/12 ............     AAA       1,000      1,067,680

California State Public Works Board Lease
Revenue Series B 5.25%, 1/1/13 ............     AAA       1,000      1,063,940

Pittsburg Redevelopment Agency Series A
4.625%, 8/1/21 (AMBAC Insured) ............     AAA       1,650      1,512,819

Riverside County Series B 8.625%, 5/1/16
(GNMA Collateralized) .....................     AAA       4,300      5,874,230
                                                                  ------------
                                                                    11,948,944
                                                                  ------------

CONNECTICUT--4.7%
Mashantucket Western Pequot Tribe Special
Revenue Series A 144A 6.50%, 9/1/05(c) ....     AAA         845        939,784

Mashantucket Western Pequot Tribe Special
Revenue Series A 144A 6.50%, 9/1/06(c) ....     AAA         495        558,662


                                             STANDARD    PAR
                                            & POOR'S    VALUE
                                              RATING     (000)         VALUE
                                            ---------   ------     -------------


CONNECTICUT--CONTINUED
Mashantucket Western Pequot Tribe Special
Revenue Series B 144A 5.60%, 9/1/09(c) ....     Baa(b)    $1,000  $  1,040,150

Mashantucket Western Pequot Tribe Special
Revenue Series A 144A 5.50%, 9/1/28(c) ....     Baa(b)    1,500      1,403,670
                                                                  ------------
                                                                     3,942,266
                                                                  ------------
FLORIDA--1.9%
Florida State Board of Education Series E
5.50%, 6/1/20 .............................     AA+       1,500      1,541,070
                                                                  ------------
GEORGIA--2.6%
Cartersville Development Authority Revenue
5.625%, 5/1/09 ............................      A+       2,000      2,148,700
                                                                  ------------
ILLINOIS--4.5%
Chicago Board of Education Series A
6%, 1/1/20 (MBIA Insured) .................     AAA         500        551,050

Cook County Series A 5%, 11/15/28
(FGIC Insured) ............................     AAA       2,000      1,872,760

Illinois Health Facilities Authority Revenue
Series C 7%, 4/1/08 (FSA Insured) .........     AAA       1,100      1,264,186

Metropolitan Pier & Exposition Authority
Revenue 6.50%, 6/15/07 (FGIC Insured) .....     AA-          30         32,214
                                                                  ------------
                                                                     3,720,210
                                                                  ------------
INDIANA--4.7%
Indianapolis Public Local Improvement
Revenue Series C 0%, 1/1/03 ...............     A(b)      2,500      2,363,975

Indianapolis Public Local Improvement
Revenue Series A 0%, 2/1/05 ...............     Aa(b)     1,765      1,526,547
                                                                  ------------
                                                                     3,890,522
                                                                  ------------
KENTUCKY--3.9%
Kentucky State Turnpike Authority Economic
Development Revenue 0%, 1/1/10
(FGIC Insured) ............................     AAA       3,300      2,228,622

Perry County Solid Waste Disposal Revenue
7%, 6/1/24 ................................     A(b)      1,000      1,040,490
                                                                  ------------
                                                                     3,269,112
                                                                  ------------


                        See Notes to Financial Statements

Phoenix-Goodwin Tax-Exempt Bond Fund

                                             STANDARD    PAR
                                            & POOR'S    VALUE
                                              RATING     (000)         VALUE
                                            ---------   ------     -------------

LOUISIANA--3.1%
Louisiana Environmental Facilities
Community Development Authority Revenue
5.25%, 12/1/18 (AMBAC Insured) ............     AAA       $2,500  $ 2,554,475

St. Tammany Public Transportation Financing
Authority Revenue Series A 7%, 6/1/02
(FNMA Collateralized) .....................     Aaa(b)        8         7,808
                                                                  -----------
                                                                    2,562,283
                                                                  -----------
MASSACHUSETTS--2.5%
Massachusetts Bay Transportation Authority
Revenue Series B 6.20%, 3/1/16 ............      AA       1,000     1,136,500

Massachusetts State Industrial Financing
Agency Revenue 0%, 8/1/05 .................      A+       1,100       929,038
                                                                  -----------
                                                                    2,065,538
                                                                  -----------
MICHIGAN--3.3%
St. Johns Public Schools 5.10%, 5/1/25
(FGIC Insured) ............................     AAA       1,000       986,450

Williamston Community School General
Obligation 5.50%, 5/1/25 (MBIA Insured) ...     AAA       1,725     1,802,780
                                                                  -----------
                                                                    2,789,230
                                                                  -----------
MISSISSIPPI--1.9%
Lowndes County Solid Waste Disposal &
Pollution Control Revenue Project A
6.80%, 4/1/22 .............................       A       1,450     1,584,908
                                                                  -----------
NEVADA--2.2%
Clark County School District General
Obligation Series B 0%, 6/1/03
(MBIA Insured) ............................     AAA       2,000     1,863,720
                                                                  -----------
NEW JERSEY--2.3%
Camden County Municipal Utilities Authority
Sewer Revenue Series B 0%, 9/1/11
(FGIC Insured) ............................     AAA       3,000     1,868,160
                                                                  -----------
NEW YORK--5.0%
Niagara Falls Bridge Commission Toll
Revenue Series B 5.25%, 10/1/15
(FGIC Insured) ............................     AAA       4,000     4,205,080
                                                                  -----------
NORTH CAROLINA--1.8%
North Carolina Municipal Power Agency
Revenue 6%, 1/1/09 (AMBAC Insured) ........     AAA       1,385     1,526,492
                                                                  -----------



                                             STANDARD    PAR
                                            & POOR'S    VALUE
                                              RATING     (000)         VALUE
                                            ---------   ------     -------------

PENNSYLVANIA--8.6%
Delaware Valley Regional Finance Authority
Revenue Series B 5.70%, 7/1/27
(AMBAC Insured) ...........................     AAA      $2,000   $ 2,136,300

New Castle Area Hospital Authority Revenue
Series A 6.50%, 11/15/09 ..................     Ba(b)     1,000       748,670

Pennsylvania State Finance Authority Revenue
6.60%, 11/1/09 ............................       A       4,000     4,273,480
                                                                  -----------
                                                                    7,158,450
                                                                  -----------
SOUTH CAROLINA--2.9%
Spartanburg Sanitation Sewer Revenue
Series B 5%, 3/1/24 (MBIA Insured) ........     AAA       2,520     2,427,088
                                                                  -----------
TENNESSEE--2.0%
Metropolitan Government Nashville &
Davidson County Health & Educational
Facilities Board Revenue 6%, 12/1/16
(AMBAC Insured) ...........................     AAA       1,500     1,674,015
                                                                  -----------
TEXAS--6.1%
Houston Water and Sewer System Revenue
Series A 5%, 12/1/28 ......................     AAA       2,000     1,883,580

Hurst Euless Bedford Independent School
District General Obligation 4.75%, 8/15/28      AAA       2,000     1,774,120

San Antonio Electric & Gas Revenue
5%, 2/1/12 ................................      AA          15        15,500

Texas State Public Finance Authority Building
Revenue 6.25%, 8/1/09 (MBIA Insured) ......     AAA       1,250     1,398,650
                                                                  -----------
                                                                    5,071,850
                                                                  -----------
VIRGINIA--4.4%
Pittsylvania County Industrial Development
Authority Revenue Series A 7.30%, 1/1/04 ..      NR         635       645,014

Pittsylvania County Industrial Development
Authority Revenue Series A 7.45%, 1/1/09 ..      NR       1,000       973,790

Upper Occoquan Regional Sewer Authority
Revenue Series A 5.15%, 7/1/20
(MBIA Insured) ............................     AAA       2,000     2,021,720
                                                                  -----------
                                                                    3,640,524
                                                                  -----------
WASHINGTON--0.3%
Thurston County School District General
Obligation 5%, 12/1/07 ....................     Aaa(b)      200       210,030
                                                                  -----------


                        See Notes to Financial Statements

Phoenix-Goodwin Tax-Exempt Bond Fund

                                             STANDARD    PAR
                                            & POOR'S    VALUE
                                              RATING     (000)         VALUE
                                            ---------   ------     -------------

WEST VIRGINIA--3.7%
Upshur County Solid Waste Disposal
Revenue 7%, 7/15/25 .......................     A(b)     $2,000   $ 2,109,360

West Virginia State Housing Development
Fund Revenue 6.625%, 7/1/20
(FHA Insured) .............................     AA        1,000     1,000,380
                                                                  -----------
                                                                    3,109,740
                                                                  -----------
WISCONSIN--3.4%
Wisconsin State Clean Water Revenue
Series 1 6.875%, 6/1/11 ...................     AA+         750       885,540

Wisconsin State Health and Education
Facilities Authority Revenue 5%, 8/15/18 ..     AA        2,000     1,912,780
                                                                  -----------
                                                                    2,798,320
                                                                  -----------
OTHER TERRITORIES--1.9%
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue Series V
6.625%, 7/1/12 ............................     A         1,500     1,558,245

--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $75,505,354)                                      79,861,000
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--95.9%
(IDENTIFIED COST $75,505,354)                                      79,861,000
--------------------------------------------------------------------------------



                                             STANDARD    PAR
                                            & POOR'S    VALUE
                                              RATING     (000)         VALUE
                                            ---------   ------     -------------

SHORT TERM OBLIGATIONS--1.7%

COMMERCIAL PAPER--1.7%
CXC, Inc. 4.22%, 6/1/01 ...................     A-1+     $1,435   $ 1,435,000

--------------------------------------------------------------------------------
TOTAL SHORT TERM OBLIGATIONS
(IDENTIFIED COST $1,435,000)                                        1,435,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--97.6%
(IDENTIFIED COST $76,940,354)                                      81,296,000(a)

Cash and receivables, less liabilities--2.4%                        2,004,825
                                                                  -----------
NET ASSETS--100.0%                                                $83,300,825
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,039,481 and gross depreciation of $628,808 for federal income tax purposes. At May 31, 2001, the aggregate cost of securities for federal income tax purposes was $76,885,327.
(b) As rated by Moody's or Fitch.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2001, these securities amounted to a value of $3,942,266 or 4.7% of net assets.

    At May 31, 2001, 42.4% of net assets in the fund are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: FGIC, 16.3%, MBIA 12.1%, AMBAC 11.3%.


                        See Notes to Financial Statements

Phoenix-Goodwin Tax-Exempt Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2001
                                   (UNAUDITED)
ASSETS
Investment securities at value
   (Identified cost $76,940,354)                                  $81,296,000
Cash                                                                      951
Receivables
   Fund shares sold                                                 1,331,505
   Interest                                                         1,046,730
   Other receivables                                                    9,151
   Receivable from advisor                                              2,159
Prepaid expense                                                           333
                                                                  -----------
     Total assets                                                  83,686,829
                                                                  -----------
LIABILITIES
Payables
   Fund shares redeemed                                               200,254
   Dividend distributions                                              71,770
   Investment advisory fee                                             31,485
   Distribution fee                                                    20,640
   Transfer agent fee                                                  19,718
   Financial agent fee                                                  8,593
   Trustees' fee                                                        8,415
Accrued expenses                                                       25,129
                                                                  -----------
     Total liabilities                                                386,004
                                                                  -----------
NET ASSETS                                                        $83,300,825
                                                                  ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $80,844,783
Undistributed net investment income                                   349,150
Accumulated net realized loss                                      (2,248,754)
Net unrealized appreciation                                         4,355,646
                                                                  -----------
NET ASSETS                                                        $83,300,825
                                                                  ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $78,355,645)                 7,333,561
Net asset value per share                                              $10.68
Offering price per share $10.68/(1-4.75%)                              $11.21
CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $4,945,180)                    460,660
Net asset value and offering price per share                           $10.73





                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2001
                                   (UNAUDITED)
INVESTMENT INCOME
Interest                                                          $ 2,357,068
                                                                  -----------
     Total investment income                                        2,357,068
                                                                  -----------
EXPENSES
Investment advisory fee                                               189,675
Distribution fee, Class A                                              99,153
Distribution fee, Class B                                              24,888
Financial agent fee                                                    52,804
Transfer agent fee                                                     51,334
Printing                                                               20,137
Professional                                                           16,495
Registration                                                           14,757
Trustees                                                               10,168
Custodian                                                               5,408
Miscellaneous                                                           7,358
                                                                  -----------
     Total expenses                                                   492,177
                                                                  -----------
NET INVESTMENT INCOME                                               1,864,891
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                       371,140
Net change in unrealized appreciation (depreciation) on
   investments                                                      1,163,554
                                                                  -----------
NET GAIN ON INVESTMENTS                                             1,534,694
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 3,399,585
                                                                  ===========


                        See Notes to Financial Statements

Phoenix-Goodwin Tax-Exempt Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six Months
                                                                                                 Ended
                                                                                                5/31/01      Year Ended
                                                                                              (Unaudited)     11/30/00
                                                                                             -----------   ------------
FROM OPERATIONS
   Net investment income (loss)                                                             $  1,864,891   $  4,732,939
   Net realized gain (loss)                                                                      371,140        690,043
   Net change in unrealized appreciation (depreciation)                                        1,163,554        421,210
                                                                                             -----------   ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 3,399,585      5,844,192
                                                                                             -----------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                             (1,947,964)    (3,897,620)
   Net investment income, Class B                                                               (101,351)      (207,049)
                                                                                             -----------   ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (2,049,315)    (4,104,669)
                                                                                             -----------   ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,597,503 and 1,312,100 shares, respectively)               17,210,136     13,426,549
   Net asset value of shares issued from reinvestment of distributions
     (101,083 and 209,149 shares, respectively)                                                1,087,649      2,152,609
   Cost of shares repurchased (1,864,137 and 2,646,054 shares, respectively)                 (20,089,338)   (27,119,825)
                                                                                             -----------   ------------
Total                                                                                         (1,791,553)   (11,540,667)
                                                                                             -----------   ------------
CLASS B
   Proceeds from sales of shares (67,842 and 114,286 shares, respectively)                       735,050      1,183,027
   Net asset value of shares issued from reinvestment of distributions
     (3,854 and 8,125 shares, respectively)                                                       41,654         84,036
   Cost of shares repurchased (72,106 and 207,608 shares, respectively)                         (782,257)    (2,138,615)
                                                                                             -----------   ------------
Total                                                                                             (5,553)      (871,552)
                                                                                             -----------   ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (1,797,106)   (12,412,219)
                                                                                             -----------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                        (446,836)   (10,672,696)

NET ASSETS
   Beginning of period                                                                        83,747,661     94,420,357
                                                                                             -----------   ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
     OF $349,150 AND $533,574, RESPECTIVELY]                                                 $83,300,825   $ 83,747,661
                                                                                             ===========   ============


                        See Notes to Financial Statements

26


Phoenix-Goodwin Tax-Exempt Bond Fund

                              FINANCIAL HIGHLIGHTS
                     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)
                                                                                 CLASS A
                                                 ------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                      YEAR ENDED NOVEMBER 30
                                                   5/31/01      ---------------------------------------------------------
                                                 (UNAUDITED)       2000        1999        1998        1997        1996

Net asset value, beginning of period                 $10.52       $10.29      $11.21      $11.17      $11.28      $11.40
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.24         0.57        0.52        0.57        0.59        0.60
   Net realized and unrealized gain (loss)             0.18         0.16       (0.92)       0.20        0.05       (0.12)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.42         0.73       (0.40)       0.77        0.64        0.48
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.26)       (0.50)      (0.44)      (0.53)      (0.59)      (0.60)
   Dividends in excess of net investment income          --           --       (0.08)      (0.11)         --          --
   Dividends from net realized gains                     --           --          --       (0.09)      (0.16)         --
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (0.26)       (0.50)      (0.52)      (0.73)      (0.75)      (0.60)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                              0.16         0.23       (0.92)       0.04       (0.11)      (0.12)
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.68       $10.52      $10.29      $11.21      $11.17      $11.28
                                                     ======       ======      ======      ======      ======      ======
Total return(1)                                        4.04%(3)     7.25%      (3.66)%      5.75%       6.04%        4.30%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $78,356      $78,878     $88,770    $107,371    $122,763     $136,558
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.12%(2)     1.12%       1.01 %      0.97%       0.96%        0.94%
   Net investment income (loss)                        4.47%(2)     5.54%       4.25 %      4.77%       5.36%        5.42%
Portfolio turnover                                       10%(3)       12%         18 %        14%         15%          27%


                                                                                 CLASS B
                                                 ------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                      YEAR ENDED NOVEMBER 30
                                                   5/31/01      ---------------------------------------------------------
                                                 (UNAUDITED)       2000        1999        1998        1997        1996

Net asset value, beginning of period                 $10.56       $10.34      $11.25      $11.22      $11.32      $11.44
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.20         0.50        0.45        0.48        0.50        0.52
   Net realized and unrealized gain (loss)             0.19         0.15       (0.93)       0.19        0.06       (0.12)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.39         0.65       (0.48)       0.67        0.56        0.40
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.22)       (0.43)      (0.37)      (0.45)      (0.50)      (0.52)
   Dividends in excess of net investment income          --           --       (0.06)      (0.10)         --          --
   Dividends from net realized gains                     --           --          --       (0.09)      (0.16)         --
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (0.22)       (0.43)      (0.43)      (0.64)      (0.66)      (0.52)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                              0.17         0.22       (0.91)       0.03       (0.10)      (0.12)
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.73       $10.56      $10.34      $11.25      $11.22      $11.32
                                                     ======       ======      ======      ======      ======      ======
 Total return(1)                                       3.70%(3)     6.41%      (4.35)%      4.97%       5.13%       3.60%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $4,945       $4,870      $5,651      $7,001      $5,797      $4,762
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.87%(2)     1.87%       1.76 %      1.69%       1.71%       1.69%
   Net investment income (loss)                        3.72%(2)     4.77%       3.51 %      3.98%       4.60%       4.68%
Portfolio turnover                                       10%(3)       12%         18 %        14%         15%         27%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.

                        See Notes to Financial Statements

PHOENIX-SENECA TAX SENSITIVE GROWTH FUND

                           INVESTMENTS AT MAY 31, 2001
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                      ---------   ------------

COMMON STOCKS--85.6%

AEROSPACE & DEFENSE--2.6%
Boeing Co. (The) ...............................          7,220   $    454,066

BEVERAGES (ALCOHOLIC)--2.5%
Anheuser-Busch Cos., Inc. ......................          9,900        435,600

BROADCASTING (TELEVISION, RADIO & CABLE)--6.0%
Clear Channel Communications, Inc.(b) ..........          6,052        368,990
Comcast Corp. Special Class A(b) ...............         10,700        438,272
General Motors Corp. Class H(b) ................          9,860        235,654
                                                                  ------------
                                                                     1,042,916
                                                                  ------------
CHEMICALS--1.9%
Dow Chemical Co. ...............................          9,000        322,290

COMPUTERS (SOFTWARE & SERVICES)--8.2%
Microsoft Corp.(b) .............................          7,920        547,906
PeopleSoft, Inc.(b) ............................          8,710        351,449
VERITAS Software Corp.(b) ......................          7,880        519,370
                                                                  ------------
                                                                     1,418,725
                                                                  ------------
COMPUTERS (PERIPHERALS)--1.5%
EMC Corp.(b) ...................................          8,280        261,648

CONSUMER FINANCE--2.5%
MBNA Corp. .....................................         12,200        439,932

DISTRIBUTORS (FOOD & HEALTH)--2.7%
Cardinal Health, Inc. ..........................          6,600        475,134

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--6.6%
Merck & Co., Inc. ..............................          7,920        578,081
Pfizer, Inc. ...................................         13,380        573,868
                                                                  ------------
                                                                     1,151,949
                                                                  ------------
ELECTRICAL EQUIPMENT--3.5%
General Electric Co. ...........................         12,400        607,600

ELECTRONICS (SEMICONDUCTORS)--2.1%
Intel Corp. ....................................         13,250        357,883

EQUIPMENT (SEMICONDUCTORS)--2.1%
Applied Materials, Inc.(b) .....................          7,200        359,496



                                                       SHARES        VALUE
                                                      ---------   ------------

FINANCIAL (DIVERSIFIED)--5.7%
Citigroup, Inc. ................................          8,863   $    454,229
Fannie Mae .....................................          6,510        536,684
                                                                  ------------
                                                                       990,913
                                                                  ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--3.4%
HCA-The Healthcare Co. .........................         14,660        591,384

HEALTH CARE (SPECIALIZED SERVICES)--2.0%
Laboratory Corp. of America Holdings (b) .......          2,460        345,040

INSURANCE (MULTI-LINE)--3.2%
American International Group, Inc. .............          6,875        556,875

INVESTMENT BANKING/BROKERAGE--1.7%
Schwab (Charles) Corp. (The) ...................         15,455        290,554

MANUFACTURING (DIVERSIFIED)--5.4%
Minnesota Mining and Manufacturing Co. .........          3,900        462,462
Tyco International Ltd. ........................          8,300        476,835
                                                                  ------------
                                                                       939,297
                                                                  ------------
NATURAL GAS--3.1%
El Paso Corp. ..................................          8,840        538,356

OIL & GAS (DRILLING & EQUIPMENT)--3.2%
Halliburton Co. ................................         11,990        560,413

OIL (INTERNATIONAL INTEGRATED)--2.7%
Exxon Mobil Corp. ..............................          5,220        463,275

RETAIL (BUILDING SUPPLIES)--3.0%
Home Depot, Inc. (The) .........................         10,390        512,123

RETAIL (DRUG STORES)--2.8%
CVS Corp. ......................................          8,700        477,630

RETAIL (GENERAL MERCHANDISE)--4.9%
Target Corp. ...................................         11,520        435,456
Wal-Mart Stores, Inc. ..........................          8,140        421,245
                                                                  ------------
                                                                       856,701
                                                                  ------------
SERVICES (DATA PROCESSING)--2.3%
Automatic Data Processing, Inc. ................          7,440        399,825

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $15,031,619)                                       14,849,625
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--85.6%
(IDENTIFIED COST $15,031,619)                                       14,849,625
--------------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Seneca Tax Sensitive Growth Fund

                                             STANDARD   PAR
                                            & POOR'S   VALUE
                                              RATING    (000)         VALUE
                                            ---------  ------     -------------



SHORT TERM OBLIGATIONS--17.4%

COMMERCIAL PAPER--15.3%
CXC, Inc. 4.22%, 6/1/01 ...................     A-1      $ 750   $   750,000

Receivables Capital Corp. 4.05%, 6/8/01 ...     A-1        445       444,650

Abbott Laboratories 4%, 6/21/01 ...........     A-1+       500       498,889

Bavaria Universal Funding Corp. ...........
4.05%, 6/22/01 ............................     A-1        300       299,291

United Technologies Corp. 4%, 6/25/01 .....     A-1        455       453,787

Coca Cola Co. 4.75%, 7/12/01 ..............     A-1        200       199,055
                                                                 -----------
                                                                   2,645,672
                                                                 -----------
FEDERAL AGENCY SECURITIES--2.1%
Fannie Mae 4.25%, 6/5/01 ..................     AAA        380       379,821
                                                                 -----------

------------------------------------------------------------------------------
TOTAL SHORT TERM OBLIGATIONS
(IDENTIFIED COST $3,025,355)                                       3,025,493
------------------------------------------------------------------------------

TOTAL INVESTMENTS--103.1%
(IDENTIFIED COST $18,056,974)                                     17,875,118(a)

Cash and receivables, less liabilities--(3.1%)                      (536,941)
                                                                 -----------
NET ASSETS--100.0%                                               $17,338,177
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $852,996 and gross depreciation of $1,034,852 for federal income tax purposes. At May 31, 2001, the aggregate cost of securities for federal income tax purposes was $18,056,974.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Seneca Tax Sensitive Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2001
                                   (UNAUDITED)
ASSETS
Investment securities at value
   (Identified cost $18,056,974)                                  $17,875,118
Receivables
   Fund shares sold                                                    63,145
   Receivable from advisor                                             22,904
   Dividends                                                           14,768
                                                                  -----------
     Total assets                                                  17,975,935
                                                                  -----------
LIABILITIES
Custodian                                                                 820
Payables
   Investment securities purchased                                    556,308
   Fund shares repurchased                                             12,092
   Trustees' fee                                                       11,858
   Transfer agent fee                                                  11,759
   Distribution fee                                                     5,483
   Financial agent fee                                                  3,998
Accrued expenses                                                       35,440
                                                                  -----------
     Total liabilities                                                637,758
                                                                  -----------
NET ASSETS                                                        $17,338,177
                                                                  -----------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $19,335,286
Undistributed net investment loss                                     (14,149)
Accumulated net realized loss                                      (1,801,104)
Net unrealized depreciation                                          (181,856)
                                                                  -----------
NET ASSETS                                                        $17,338,177
                                                                  ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $6,695,840)                    776,269
Net asset value per share                                               $8.63
Offering price per share $8.63/(1-5.75%)                                $9.16
CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,984,977)                    232,234
Net asset value and offering price per share                            $8.55
CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $2,828,448)                    330,952
Net asset value and offering price per share                            $8.55
CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $5,828,912)                    673,717
Net asset value and offering price per share                            $8.65




                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2001
                                   (UNAUDITED)
INVESTMENT INCOME
Interest                                                          $    47,805
Dividends                                                              45,186
                                                                  -----------
     Total investment income                                           92,991
                                                                  -----------
EXPENSES
Investment advisory fee                                                52,250
Distribution fee, Class A                                               7,859
Distribution fee, Class B                                               9,084
Distribution fee, Class C                                              13,563
Financial agent fee                                                    23,649
Transfer agent                                                         38,257
Registration                                                           34,416
Professional                                                           16,192
Printing                                                               12,536
Trustees                                                               11,147
Custodian                                                               3,860
Miscellaneous                                                           4,872
                                                                  -----------
     Total expenses                                                   227,685
     Less expenses borne by investment advisor                       (120,545)
                                                                  -----------
     Net expenses                                                     107,140
                                                                  -----------
NET INVESTMENT LOSS                                                   (14,149)
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                    (1,184,169)
Net change in unrealized appreciation on investments                  405,128
                                                                  -----------
NET LOSS ON INVESTMENTS                                              (779,041)
                                                                  -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  (793,190)
                                                                  ===========


                        See Notes to Financial Statements

Phoenix-Seneca Tax Sensitive Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                           Six Months
                                                                                              Ended
                                                                                             5/31/01     From Inception
                                                                                           (Unaudited) 3/1/00 to 11/30/00
                                                                                           ----------- ------------------
FROM OPERATIONS
   Net investment income (loss)                                                            $   (14,149)    $    (6,180)
   Net realized gain (loss)                                                                 (1,184,169)       (616,935)
   Net change in unrealized appreciation (depreciation)                                        405,128        (586,984)
                                                                                           -----------     -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                (793,190)     (1,210,099)
                                                                                           -----------     -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (280,105 and 672,294 shares, respectively)                  2,489,149       6,741,027
   Cost of shares repurchased (169,029 and 7,101 shares, respectively)                      (1,486,560)        (75,073)
                                                                                           -----------     -----------
Total                                                                                        1,002,589       6,665,954
                                                                                           -----------     -----------
CLASS B
   Proceeds from sales of shares (91,118 and 160,230 shares, respectively)                     802,362       1,629,449
   Cost of shares repurchased (19,114 and 0 shares, respectively)                             (153,666)             --
                                                                                           -----------     -----------
Total                                                                                          648,696       1,629,449
                                                                                           -----------     -----------
CLASS C
   Proceeds from sales of shares (141,895 and 245,409 shares, respectively)                  1,268,561       2,474,333
   Cost of shares repurchased (49,800 and 6,552 shares, respectively)                         (422,073)        (65,558)
                                                                                           -----------     -----------
Total                                                                                          846,488       2,408,775
                                                                                           -----------     -----------
CLASS X
   Proceeds from sales of shares (537,329 and 144,344 shares, respectively)                  4,719,435       1,489,080
   Cost of shares repurchased (6,407 and 1,549 shares, respectively)                           (53,000)        (16,000)
                                                                                           -----------     -----------
Total                                                                                        4,666,435       1,473,080
                                                                                           -----------     -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                 7,164,208      12,177,258
                                                                                           -----------     -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                     6,371,018      10,967,159

NET ASSETS
   Beginning of period                                                                      10,967,159              --
                                                                                           -----------     -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF ($14,149)
     AND $0, RESPECTIVELY]                                                                 $17,338,177     $10,967,159
                                                                                           ===========     ===========

                        See Notes to Financial Statements

Phoenix-Seneca Tax Sensitive Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS A                         CLASS B
                                                                  -----------------------       ------------------------
                                                                  SIX MONTHS     FROM            SIX MONTHS      FROM
                                                                     ENDED     INCEPTION            ENDED      INCEPTION
                                                                    5/31/01    3/1/00 TO           5/31/01     3/1/00 TO
                                                                  (UNAUDITED)  11/30/00          (UNAUDITED)   11/30/00

Net asset value, beginning of period                                 $ 9.10       $10.00             $ 9.05       $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(4)                                       --         0.01              (0.03)       (0.06)
   Net realized and unrealized gain (loss)                            (0.47)       (0.91)             (0.47)       (0.89)
                                                                     ------       ------             ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                                 (0.47)       (0.90)             (0.50)       (0.95)
                                                                     ------       ------             ------       ------
Change in net asset value                                             (0.47)       (0.90)             (0.50)       (0.95)
                                                                     ------       ------             ------       ------
NET ASSET VALUE, END OF PERIOD                                       $ 8.63       $ 9.10             $ 8.55       $ 9.05
                                                                     ======       ======             ======       ======
Total return(1)(3)                                                    (5.27)%      (9.00)%            (5.64)%      (9.50)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                             $6,696       $6,053             $1,985       $1,450
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)(5)                                            1.35 %       1.35 %             2.10 %       2.10 %
   Net investment income (loss)(2)                                    (0.01)%       0.13 %            (0.77)%      (0.69)%
Portfolio turnover(3)                                                    33 %         41 %               33 %         41 %


                                                                         CLASS C                         CLASS X
                                                                  -----------------------       ------------------------
                                                                  SIX MONTHS     FROM            SIX MONTHS      FROM
                                                                     ENDED     INCEPTION            ENDED      INCEPTION
                                                                    5/31/01    3/1/00 TO           5/31/01     3/1/00 TO
                                                                  (UNAUDITED)  11/30/00          (UNAUDITED)   11/30/00

Net asset value, beginning of period                                 $ 9.05       $10.00             $ 9.12       $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(4)                                    (0.03)       (0.07)              0.01         0.03
   Net realized and unrealized gain (loss)                            (0.47)       (0.88)             (0.48)       (0.91)
                                                                     ------       ------             ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                                 (0.50)       (0.95)             (0.47)       (0.88)
                                                                     ------       ------             ------       ------
Change in net asset value                                             (0.50)       (0.95)             (0.47)       (0.88)
                                                                     ------       ------             ------       ------
NET ASSET VALUE, END OF PERIOD                                       $ 8.55       $ 9.05             $ 8.65       $ 9.12
                                                                     ======       ======             ======       ======
Total return(1)(3)                                                    (5.64)%      (9.50)%            (5.15)%      (8.80)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                             $2,828       $2,162             $5,829       $1,302
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)(6)                                            2.10 %       2.10 %             1.10 %       1.10 %
   Net investment income (loss)(2)                                    (0.76)%      (0.71)%             0.23 %       0.33 %
Portfolio turnover(3)                                                    33 %         41 %               33 %         41 %

(1) Maximum sales charges are not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.04% and 4.23% for Class A and 3.79% and 4.98% for Class B for the periods ended May 31, 2001 and November 30, 2000, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.78% and 4.98% for Class C and 3.01% and 3.98% for Class X for the periods ended May 31, 2001 and November 30, 2000, respectively.

                        See Notes to Financial Statements

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2001 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix Multi-Portfolio Fund (the "Trust") is organized as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. To date, five Funds are offered for sale: International Fund, Real Estate Securities Fund, Emerging Markets Bond Fund, Tax-Exempt Bond Fund and Tax Sensitive Growth Fund. Each Fund has distinct investment objectives. The International Fund is a diversified Fund and seeks a high total return consistent with reasonable risk through investment in an internationally diversified portfolio of equity securities. The Real Estate Securities Fund is a non-diversified Fund and seeks capital appreciation and income with approximately equal emphasis. The Emerging Markets Bond Fund is a diversified Fund and seeks to achieve high current income with a secondary objective of long-term capital appreciation. The Tax-Exempt Bond Fund is a diversified Fund and seeks as high a level of current income exempt from federal income taxation as is consistent with preservation of capital. The Tax Sensitive Growth Fund is a non-diversified Fund and seeks as its investment objective appreciation of capital consistent with maximizing after-tax returns.

   The Trust offers both Class A and Class B shares on each Fund. Additionally, the Trust offers two additional classes of shares, Class C on International Fund, Emerging Markets Bond Fund and Tax Sensitive Growth Fund and Class X on Tax Sensitive Growth Fund. Class X shares are sold without a sales charge. Class A shares of International, Real Estate Securities and Tax Sensitive Growth Fund are sold with a front-end sales charge of up to 5.75%. Class A shares of the Emerging Markets Bond and Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain securities held by the Funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At May 31, 2001, the total value of these securities represented approximately 5.3% of net assets of Emerging Markets Bond Fund.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis. The Trust does not amortize premiums but does amortize discounts except for the Tax-Exempt Bond Fund which amortizes both premiums and discounts over the life of the respective securities using the effective interest method.

   In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised guide will require the Trust to amortize premium and discount on all fixed income securities, and classify gains and losses on asset-backed securities presently included in realized gains and losses, as part of interest income. Upon initial adoption, the Trust will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting these accounting principles will not effect the Trust's net asset value, but will change the classification of certain amounts between interest income and unrealized gain/loss in the Statement of Operations. The Trust expects that the impact of the adoption of these principles will not be material to the financial statements.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable and tax-exempt income to its shareholders. To the extent that any Fund does not distribute substantially all of its taxable earnings, it will be subject to a 4% non-deductible excise tax.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2001 (UNAUDITED) (CONTINUED)


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

   The International Fund, Emerging Markets Bond Fund and Tax Sensitive Growth Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At May 31, 2001, the Funds had no forward currency contracts.

G. FUTURES CONTRACTS:
   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Each Fund (other than Real Estate Securities Fund) may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments. At May 31, 2001, the Funds had no futures contracts.

H. OPTIONS:

   Each Fund (other than Real Estate Securities Fund), may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   The Funds may purchase options which are included in the Fund's Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At May 31, 2001, the Funds had no options.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2001 (UNAUDITED) (CONTINUED)


I. LOAN AGREEMENTS:

   The Trust may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Trust's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Trust generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Trust may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Trust purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due. At May 31, 2001, the Trust had no loan agreements.

J. SECURITY LENDING:

   The Trust (with the exception of the Real Estate Securities Fund) loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian) and Brown Brothers Harriman, custodian for the International Fund. Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At May 31, 2001, the Trust had no securities on loan.

K. EXPENSES:

   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

L. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

M. SWAP AGREEMENTS:

   The Emerging Market Bond Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into interest rate, foreign currency, total return, or credit default swaps. Interest rate and foreign currency swaps involve the exchange by the funds with another party of their respective commitments to pay or receive interest or foreign currency. (e.g. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.) Total return swap agreements involve commitments to pay interest in exchange for a market linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the fund will receive a payment or make a payment to the counterparty. Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the funds custodian. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations.Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2001 (UNAUDITED) (CONTINUED)

   At May 31, 2001, the Emerging Markets Bond Fund had the following Swap agreements outstanding:
                                                            Unrealized
                                                           Appreciation
Notional Amount                                           (Depreciation)
---------------                                           -------------
$5,000,000     Agreement with Morgan Stanley dated March 7,
               2001 to receive 4.25% per year times the
               notional amount. The fund pays only upon a
               default event in the Russian Federation, the
               notional amount times the difference between
               the reference amount and the then market
               value of Russian Federation 10% bond due
               June 26, 2007.                              $  28,256
$2,500,000     Agreement with Morgan Stanley dated May 7,
               2001 to receive 6.825% per year times the
               notional amount. The fund pays only upon a
               default event in the Republic of Brazil, the
               notional amount times the difference between
               the reference amount and the then market
               value of Republic of Brazil 12.25% bond due
               March 6, 2030.                               $(90,770)

$1,500,000    Agreement with Morgan Stanley dated May 7,
              2001 to receive 1.90% per year times the
              notional amount. The fund pays only upon a
              default event in the Republic of Brazil, the
              notional amount times the difference between
              the reference amount and the then market
              value of Republic of Brazil 12.25% bond due
              March 6, 2030.                                 $   680
                                                            --------
                                                            $(61,834)
                                                            ========

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the Advisers, Phoenix Investment Counsel, Inc., ("PIC") an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("TPC") and Duff & Phelps Investment Management Co. ("DPIM"), an indirect wholly-owned subsidiary of TPC, the Adviser for the Real Estate Securities Fund, are entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                      1st    $1-2    $2 +
                                  $1 Billion Billion Billion
                                  ---------- ------- -------
International Fund ...............   0.75%     0.70%  0.65%
Real Estate Securities Fund ......   0.75%     0.70%  0.65%
Emerging Markets Bond Fund .......   0.75%     0.70%  0.65%
Tax-Exempt Bond Fund .............   0.45%     0.40%  0.35%
Tax Sensitive Growth Fund ........   0.75%     0.70%  0.65%

   DPIM has agreed to voluntarily reimburse the Real Estate Securities Fund through March 31, 2002, to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) exceed 1.30% of the average daily net assets for Class A shares, and 2.05% of the average daily net assets for Class B shares.

   PIC has agreed to voluntarily reimburse the Tax Sensitive Growth Fund through March 31, 2002, to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) exceed 1.10% of the average daily net assets for Class X Shares, 1.35% of the average daily net assets for Class A shares, 2.10% of the average daily net assets for Class B shares and 2.10% of the average daily net assets for Class C shares.

   Aberdeen Fund Managers, Inc. ("Aberdeen") is subadvisor to the International Fund. Aberdeen is a subsidiary of Aberdeen Asset Management PLC. For its services, Aberdeen is paid a fee by the Adviser equal to 0.375% of the average daily net assets of the Phoenix International Fund up to $1 billion, 0.35% between $1 billion and $2 billion, and 0.325% in excess of $2 billion.

   Seneca Capital Management LLC ("Seneca") is subadvisor to the Tax Sensitive Growth Fund, a majority of the equity interests of Seneca is owned by Phoenix Investment Partners, Ltd. an indirect, wholly-owned subsidiary of TPC. For its services, Seneca is paid a fee by the Adviser equal to 0.375% of the average daily net assets of the Phoenix Tax Sensitive Growth Fund up to $1 billion, 0.35% between $1 billion and $2 billion, and 0.325% in excess of $2 billion.

   Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of TPC, which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions of $23,637 for Class A shares and deferred sales charges of $136,145 for Class B shares and $757 for Class C shares for the six months ended May 31, 2001. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each Fund. The distributor has advised the Trust that of the total amount expensed for the six months ended May 31, 2001, $437,863 was retained by the Distributor and $338,159 was paid out to unaffiliated participants and $38,968 was paid to W.S. Griffith Securities, Inc. an indirect subsidiary of TPC.

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended May 31, 2001, financial agent fees were $232,598 of which PEPCO received $90,000. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended May 31, 2001, transfer agent fees were $396,808 of which PEPCO retained $119,025 which is net of fees paid to State Street.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2001 (UNAUDITED) (CONTINUED)

   At May 31, 2001 Phoenix Life Insurance Company and its affiliates held Phoenix Multi-Portfolio Fund shares which aggregated the following:

                                                 Aggregate
                                                 Net Asset
                                       Shares      Value
                                       ------  ------------
International Fund
        --Class C ..................   10,278  $   88,288
Real Estate Securities Fund
        --Class A ..................  337,867   4,959,888
        --Class B ..................   13,550     197,153
Emerging Markets Bond Fund
        --Class B ..................   17,508     126,233
Tax-Exempt Bond Fund
        --Class A ..................      301       3,215
Tax-Sensitive Growth Fund
        --Class A ..................  270,000   2,330,100
        --Class B ..................   10,000      85,500
        --Class C ..................   10,000      85,500
        --Class X ..................   10,000      86,500

3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities during the six months ended May 31, 2001 (excluding U.S. Government and agency securities, short-term securities, futures contracts and forward currency contracts) aggregated the following:

                                    Purchases     Sales
                                  ------------- -------------
International Fund .............. $  50,826,860  $ 60,799,914
Real Estate Securities Fund .....   2,057,570       2,893,507
Emerging Markets Bond Fund ......  417,404,276    414,224,533
Tax-Exempt Bond Fund ............   8,087,476      11,084,859
Tax Sensitive Growth Fund .......  10,110,534       4,044,026

4. CREDIT RISK

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts. Given the uncertain economic condition of Argentina and Russia and the defaults that have occurred, there is no guarantee that continued payments on Argentina and Russian government bonds will be made.

5. CAPITAL LOSS CARRYOVERS

   The following Funds have capital loss carryovers which may be used to offset future capital gains.
                                                             Tax
                    Real Estate   Emerging    Tax-Exempt   Sensitive
                    Securities  Markets Bond    Bond        Growth
Expiration Date        Fund         Fund        Fund         Fund
---------------      ----------  ---------  ------------   ----------
2006 ............  $       --   $31,829,052   $       --    $     --
2007 ............   1,459,843     4,141,783    2,619,894          --
2008 ............          --            --           --     616,935
                   ----------   -----------   ----------    --------
   Total ........  $1,459,843   $35,970,835   $2,619,894    $616,935
                   ==========   ===========   ==========    ========



This report is not authorized for distribution to prospective investors in the Phoenix Multi-Portfolio Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX MULTI-PORTFOLIO FUND

101 Munson Street
Greenfield, MA 01301


TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Gail P. Seneca, Senior Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
Robert S. Driessen, Vice President
Timothy M. Heaney, Vice President
Ron K. Jacks, Vice President
Peter S. Lannigan, Vice President
Richard D. Little, Vice President
Michael Schatt, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISERS
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

Duff & Phelps Investment Management Co.
(Phoenix-Duff & Phelps Real Estate Securities Fund)
55 East Monroe Street, Suite 3600
Chicago, IL 60603

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

CUSTODIANS
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Brown Brothers Harriman & Co.
(Phoenix-Aberdeen International Fund)
40 Water Street
Boston, MA 02109

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                         WWW.PHOENIXINVESTMENTS.COM


IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

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


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

PHOENIX EQUITY PLANNING CORPORATION
PO Box 150480
Hartford, CT 06115-0480

PHOENIX
INVESTMENT PARTNERS


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                                                                  PERMIT 1051

For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
WWW.PHOENIXINVESTMENTS.COM.





PXP 490A (7/01)